UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-5078

MFS GOVERNMENT MARKETS INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (617) 954-5000

Date of fiscal year end:     November 30

Date of reporting period:     May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Government Markets Income Trust

5/31/08

MGF-SEM

MFS® Government Markets Income Trust

New York Stock Exchange Symbol:  MGF

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	63.7%
U.S. Government Agencies	20.7%
U.S. Treasury Securities	5.8%
High Grade Corporates	3.1%
Emerging Market Bonds	2.8%
Municipal Bonds	2.7%
Commercial Mortgage-Backed Securities	1.3%

Credit quality of bonds (r)
AAA	93.2%
AA	0.9%
A	2.1%
BBB	3.8%

Portfolio facts
Average Duration (d)(i)	4.7
Average Life (i)(m)	7.0 yrs.
Average Maturity (i)(m)	17.2 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	AAA
Average Credit Quality of Rated Securities (short-term) (a)	A-1

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	The average maturity shown is calculated using the final stated maturity on the portfolio’s holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/08.

From time to time “Cash and Other Net Assets” may be negative due to timing of cash receipts or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 5/31/08, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

PORTFOLIO MANAGER’S PROFILE

Geoffrey Schechter	—	Investment Officer of MFS; employed in the investment area of MFS since 1993. Manager of the fund since April 2006.

PERFORMANCE SUMMARY THROUGH 5/31/08

The following chart represents the fund’s historical performance in comparison to its benchmark(s). Investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than their original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the sale of fund shares.

Price Summary Six Months Ended 5/31/08
	Date		Price
Net Asset Value	5/31/08		$7.17
	11/30/07		$7.35
New York Stock Exchange Price	5/31/08		$6.98
	5/27/08	(high) (t)	$7.33
	12/14/07	(low) (t)	$6.48
	11/30/07		$6.59

Total Returns vs Benchmarks

Six Months Ended 5/31/08

New York Stock Exchange Price (r)	10.01%

Net Asset Value (r)	1.32%

Lehman Brothers U.S. Government/Mortgage Bond Index (f)	2.02%

(f)	Source: FactSet Research Systems Inc.

(r)	Includes reinvestment of dividends and capital gain distributions.

(t)	For the period December 1, 2007 through May 31, 2008.

Benchmark Definition

Lehman Brothers U.S. Government/Mortgage Bond Index – measures debt issued by the U.S. Government, and its agencies, as well as mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

It is not possible to invest directly in an index.

Notes to Performance Summary

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium

Performance Summary – continued

would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as a gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and increasing the fund’s expense ratio.

Effective September 1, 2007, the fund implemented a target annual distribution rate calculated based on the fund’s average monthly net asset value, not a fixed share price. The fund’s dividend amount will fluctuate with changes in the fund’s average monthly net assets.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests at least 80% of the fund’s net assets in U.S. and foreign government securities. MFS may invest the fund’s assets in other types of debt instruments. MFS generally invests substantially all of the fund’s assets in investment grade debt instruments.

MFS may invest the fund’s assets in U.S. and foreign securities, including emerging market securities. MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

The fund seeks to make a monthly distribution at an annual fixed rate of up to 7.25% of the fund’s average monthly net asset value.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

If approved by the fund’s Board of Trustees, the fund may use leverage through the issuance of preferred shares, borrowing from banks, and/or other methods of creating leverage, and investing the proceeds pursuant to its investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicator’s in whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Interest payments on inflation adjusted debt instruments can be unpredictable and vary based on the level of inflation. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows you to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a discounted price of either the net asset value or 95% of the market price, whichever is greater. Twice each year you can also buy shares. Investments may be made in any amount of $100 or more in January and July on the 15th of the month or shortly thereafter.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. The automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

To enroll in or withdraw from the Plan, or if you have any questions, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at www.computershare.com, by calling 1-800-637-2304 or by writing to P.O. Box 43078, Providence, RI 02940-3078 Please have available the name of the fund and your account and Social Security numbers. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of two ways: a check for the value of the full and fractional shares, or a certificate for the full shares and a check for the fractional shares.

The following changes in the Plan will take effect on November 1, 2008:

•	If shares are registered in your own name, new shareholders will automatically participate in the Plan unless you have indicated that you do not wish to participate.
•	You can buy shares of the fund through the Plan Agent on a quarterly basis in January, April, July and October. Contact the Plan Agent for further information.

Dividend Reinvestment and Cash Purchase Plan – continued

•	If you withdraw from the Plan you will have three options with regard to shares held in the Plan:
•

Your full non-certificated shares will be held by the Plan Agent in your account in book-entry form and a check will be issued for the value of any fractional shares, less any applicable fees and brokerage charges.

•	The Plan Agent will sell all full and fractional shares and send the proceeds via check to your address of record. A service fee and a brokerage charge will be deducted from the proceeds.
•	If you opt to sell your shares through an investment professional, you may request your investment professional to transfer shares electronically from your Plan account to your brokerage firm account.
•	The Plan may be amended or terminated on 30 days’ written notice to Plan participants.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 98.3%
Issuer	Shares/Par	Value ($)

U.S. Bonds - 94.5%
Agency - Other - 12.8%
Financing Corp., 10.7%, 2017	$4,095,000	$5,980,092
Financing Corp., 9.4%, 2018	3,085,000	4,222,470
Financing Corp., 9.8%, 2018	4,350,000	6,102,780
Financing Corp., 10.35%, 2018	6,820,000	9,904,666
Financing Corp., STRIPS, 0%, 2017	5,000,000	3,236,620

		$29,446,628
Asset Backed & Securitized - 1.3%
Merrill Lynch Mortgage Trust, FRN, 5.829%, 2050	$750,000	$560,137
Prudential Securities Secured Financing Corp., FRN, 7.252%, 2013 (z)	1,819,000	1,504,793
Wachovia Bank Commercial Mortgage Trust, FRN, 6.1%, 2051	1,000,000	932,635

		$2,997,565
Brokerage & Asset Managers - 0.6%
Lehman Brothers Holdings, Inc., 7.5%, 2038	$750,000	$687,847
Merrill Lynch & Co., Inc., 6.05%, 2016	750,000	705,091

		$1,392,938
Food & Beverages - 0.5%
Dr. Pepper Snapple Group, Inc., 6.82%, 2018 (z)	$231,000	$232,963
Kraft Foods, Inc., 6.125%, 2018	960,000	936,540

		$1,169,503
Medical & Health Technology & Services - 0.2%
Covidien Ltd., 6.55%, 2037 (n)	$500,000	$500,143

Mortgage Backed - 63.7%
Fannie Mae, 4.79%, 2012	$3,522,804	$3,550,397
Fannie Mae, 4.543%, 2013	830,908	816,761
Fannie Mae, 5%, 2013-2027	4,982,691	5,030,594
Fannie Mae, 5.06%, 2013	393,408	393,536
Fannie Mae, 5.37%, 2013	1,021,826	1,036,785
Fannie Mae, 4.556%, 2014	816,068	796,381
Fannie Mae, 4.621%, 2014	1,882,563	1,843,410
Fannie Mae, 4.77%, 2014	483,021	474,980
Fannie Mae, 4.852%, 2014	2,880,799	2,848,464
Fannie Mae, 4.871%, 2014	1,770,882	1,756,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Mortgage Backed - continued
Fannie Mae, 5.1%, 2014	$517,884	$516,952
Fannie Mae, 4.7%, 2015	473,851	462,196
Fannie Mae, 4.74%, 2015	383,854	375,036
Fannie Mae, 4.78%, 2015	537,609	525,212
Fannie Mae, 4.815%, 2015	543,000	532,035
Fannie Mae, 4.82%, 2015	1,439,160	1,412,200
Fannie Mae, 4.85%, 2015	337,701	332,196
Fannie Mae, 4.86%, 2015	159,492	157,230
Fannie Mae, 4.87%, 2015	357,808	351,848
Fannie Mae, 4.89%, 2015	400,969	395,094
Fannie Mae, 4.925%, 2015	1,325,260	1,309,666
Fannie Mae, 5.471%, 2015	885,861	899,442
Fannie Mae, 5.09%, 2016	500,000	493,414
Fannie Mae, 5.423%, 2016	790,131	799,684
Fannie Mae, 5.845%, 2016	464,299	479,311
Fannie Mae, 6.5%, 2016-2036	6,990,718	7,265,213
Fannie Mae, 5.05%, 2017	525,300	516,856
Fannie Mae, 5.3%, 2017	592,594	591,338
Fannie Mae, 5.5%, 2017-2035	55,948,598	55,846,091
Fannie Mae, 6%, 2017-2037	17,104,520	17,444,785
Fannie Mae, 4.88%, 2020	331,229	331,637
Freddie Mac, 4.5%, 2013-2021	791,341	793,480
Freddie Mac, 5%, 2016-2027	7,158,308	7,237,997
Freddie Mac, 6%, 2021-2036	2,541,950	2,588,927
Freddie Mac, 5.5%, 2022-2035	12,831,051	12,867,822
Freddie Mac, 3.75%, 2024	516,270	516,623
Freddie Mac, 4%, 2024	546,559	548,163
Freddie Mac, 6.5%, 2037	2,663,804	2,752,292
Ginnie Mae, 5.5%, 2033-2038	7,403,440	7,424,039
Ginnie Mae, 5.612%, 2058	1,130,000	1,122,938
Ginnie Mae, TBA, 5.5%, 2038	1,005,000	1,005,000

		$146,442,221
Municipals - 2.7%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2014	$3,075,000	$3,308,116
Commonwealth of Puerto Rico, “A”, 5%, 2014 (c)	1,750,000	1,923,635
Minnesota Public Facilities Authority, Water Pollution Control Rev., “B”, 5%, 2018	895,000	983,238

		$6,214,989

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Bonds - continued
Other Banks & Diversified Financials - 0.3%
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	$750,000	$653,729

Real Estate - 0.3%
Simon Property Group, Inc., REIT, 5.875%, 2017	$750,000	$725,807

Retailers - 0.0%
Target Corp., 6.5%, 2037	$103,000	$100,876

U.S. Government Agencies - 7.6%
Aid - Egypt, 4.45%, 2015	1,755,000	$1,754,895
Farmer Mac, 5.5%, 2011 (n)	3,010,000	3,159,284
Small Business Administration, 8.875%, 2011	105,321	107,810
Small Business Administration, 6.34%, 2021	827,273	857,037
Small Business Administration, 6.35%, 2021	950,496	984,652
Small Business Administration, 6.44%, 2021	881,486	915,426
Small Business Administration, 6.625%, 2021	1,027,597	1,081,814
Small Business Administration, 5.52%, 2024	1,154,906	1,174,503
U.S. Department of Housing & Urban Development, 6.36%, 2016	1,580,000	1,670,306
U.S. Department of Housing & Urban Development, 6.59%, 2016	5,612,000	5,645,391

		$17,351,118
U.S. Treasury Obligations - 4.5%
U.S. Treasury Bonds, 11.25%, 2015	$499,000	$721,679
U.S. Treasury Bonds, 4.375%, 2038	3,225,000	3,056,191
U.S. Treasury Notes, 2.125%, 2010	3,075,000	3,047,374
U.S. Treasury Notes, 4.125%, 2012 (f)	3,413,000	3,526,588

		$10,351,832
Total U.S. Bonds		$217,347,349

Foreign Bonds - 3.8%
Canada - 0.4%
Canadian Pacific Railway Co., 6.5%, 2018	$830,000	$825,347

Chile - 0.8%
Codelco, Inc., 6.15%, 2036	$1,092,000	$1,037,254
HQI Transelec Chile S.A., 7.875%, 2011	680,000	718,447

		$1,755,701

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Foreign Bonds - continued
Italy - 0.1%
Unicredito Luxembourg Finance S.A., 6%, 2017 (n)	$200,000	$191,042

Luxembourg - 0.0%
ArcelorMittal, 6.125%, 2018 (z)	$91,000	$88,670

Malaysia - 0.2%
Petronas Capital Ltd., 7.875%, 2022	$433,000	$520,649

Mexico - 0.9%
Grupo Televisa S.A., 6%, 2018 (z)	$188,000	$183,775
Pemex Project Funding Master Trust, 9.375%, 2008	541,000	555,337
Pemex Project Funding Master Trust, 5.75%, 2018 (n)	528,000	525,360
Pemex Project Funding Master Trust, 6.625%, 2035	552,000	557,407
United Mexican States, 8.3%, 2031	128,000	163,840

		$1,985,719
Portugal - 0.0%
EDP Finance B.V., 6%, 2018 (n)	$100,000	$100,085

Russia - 0.5%
Gazprom International S.A., 7.201%, 2020	$670,331	$683,737
TransCapitalInvest Ltd., 5.67%, 2014	430,000	416,606

		$1,100,343
United Kingdom - 0.5%
Diageo Capital PLC, 5.75%, 2017	$520,000	$518,251
Royal Bank of Scotland Group PLC, 6.99% to 2017, FRN to 2049 (n)	750,000	694,025

		$1,212,276
Trinidad & Tobago - 0.4%
Republic of Trinidad & Tobago, 9.75%, 2020	$676,000	$912,600

Total Foreign Bonds		$8,692,432
Total Bonds (Identified Cost, $224,663,821)		$226,039,781

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures-June 2008 @ $115 (a) (Premiums Paid, $8,508)	20	$3,125

Portfolio of Investments (unaudited) – continued

Repurchase Agreements - 1.5%

Issuer	Shares/Par	Value ($)

Merrill Lynch, 2.35%, dated 5/30/08, due 6/02/08, total to be received $3,460,678 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$3,460,000	$3,460,000
Total Investments (Identified Cost, $228,132,329)		$229,502,906

Other Assets, Less Liabilities - 0.2%		399,100
Net Assets - 100.0%		$229,902,006

(a)	Non-income producing security.
(c)	Refunded bond.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,169,939, representing 2.2% of net assets.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
ArcelorMittal, 6.125%, 2018	5/19/08	$90,610	$88,670
Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4/25/08-5/07/08	237,118	232,963
Grupo Televisa S.A., 6%, 2018	5/06/08	186,646	183,775
Prudential Securities Secured Financing Corp., FRN, 7.252%, 2013	12/06/04	2,019,445	1,504,793
Total Restricted Securities			$2,010,201
% of Net Assets			0.9%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

DKK	Danish Krone

JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued

Derivative contracts at 5/31/08

Forward Foreign Currency Exchange Contracts at 5/31/08

Type	Currency	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation
SELL	DKK	32,471	6/16/08	$6,867	$6,767	$100
SELL	JPY	100,000	6/30/08	986	950	36

						$136

Futures contracts outstanding at 5/31/08

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Note 5 yr (Long)	208	$22,867,000	Sep-08	$(39,728)
U.S. Treasury Bond 30 yr (Short)	59	6,696,500	Sep-08	(31,550)
U.S. Treasury Note 10 yr (Short)	120	13,488,750	Sep-08	16,850
				$(54,428)

At May 31, 2008, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value (identified cost, $228,132,329)	$229,502,906
Cash	537
Receivable for forward foreign currency exchange contracts	136
Receivable for investments sold	451,604
Interest receivable	1,819,915
Receivable from investment adviser	5,335
Other assets	23,083
Total assets		$231,803,516
Liabilities
Distributions payable	$105,675
Payable for daily variation margin on open futures contracts	42,257
Payable for investments purchased	534,972
Payable for TBA purchase commitments	1,015,364
Payable to affiliates
Management fee	10,058
Transfer agent and dividend disbursing costs	7,675
Administrative services fee	322
Payable for independent trustees’ compensation	174,375
Accrued expenses and other liabilities	10,812
Total liabilities		$1,901,510
Net assets		$229,902,006
Net assets consist of
Paid-in capital	$251,657,224
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,316,285
Accumulated net realized gain (loss) on investments and foreign currency transactions	(19,664,064)
Accumulated distributions in excess of net investment income	(3,407,439)
Net assets		$229,902,006
Shares of beneficial interest outstanding		32,082,846
Net asset value per share (net assets of $229,902,006/32,082,846 shares of beneficial interest outstanding)		$7.17

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.

It also describes any gains and/or losses generated by fund operations.

Net investment income
Interest income		$6,211,160
Expenses
Management fee	$721,687
Transfer agent and dividend disbursing costs	63,899
Administrative services fee	20,038
Independent trustees’ compensation	27,789
Stock exchange fee	24,391
Custodian fee	46,214
Shareholder communications	45,499
Auditing fees	32,770
Legal fees	60,428
Miscellaneous	31,890
Total expenses		$1,074,605
Fees paid indirectly	(3,739)
Reduction of expenses by investment adviser	(137,579)
Net expenses		$933,287
Net investment income		$5,277,873
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$471,082
Futures contracts	(158,217)
Foreign currency transactions	(93,018)
Net realized gain (loss) on investments and foreign currency transactions		$219,847
Change in unrealized appreciation (depreciation)
Investments	$(2,833,281)
Futures contracts	(21,918)
Translation of assets and liabilities in foreign currencies	82,901
Net unrealized gain (loss) on investments and foreign currency translation		$(2,772,298)
Net realized and unrealized gain (loss) on investments and foreign currency		$(2,552,451)
Change in net assets from operations		$2,725,422

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08 (unaudited)	Year ended 11/30/07
Change in net assets
From operations
Net investment income	$5,277,873	$15,710,955
Net realized gain (loss) on investments and foreign currency transactions	219,847	(1,567,468)
Net unrealized gain (loss) on investments and foreign currency translation	(2,772,298)	4,812,865
Change in net assets from operations	$2,725,422	$18,956,352
Distributions declared to shareholders
From net investment income	$(5,277,873)	$(18,505,397)
From tax return of capital	—	(1,244,254)
From other sources	(3,205,799)	—
Total distributions declared to shareholders	$(8,483,672)	$(19,749,651)
Change in net assets from fund share transactions	$6,727	$(137,057,928)
Total change in net assets	$(5,751,523)	$(137,851,227)
Net assets
At beginning of period	235,653,529	373,504,756
At end of period (including accumulated distributions in excess of net investment income of $3,407,439 and $201,640, respectively)	$229,902,006	$235,653,529

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
			2007	2006	2005	2004	2003

Net asset value, beginning of period	$7.35		$7.28	$7.27	$7.43	$7.44	$7.49
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.32	$0.31	$0.31	$0.31	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.08)		0.09	0.04	(0.17)	(0.02)	0.02
Total from investment operations	$0.08		$0.41	$0.35	$0.14	$0.29	$0.28
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.36)	$(0.35)	$(0.32)	$(0.33)	$(0.36)
From tax return of capital	—		(0.02)	—	—	—	—
From other sources	(0.10)		—	—	—	—	—
Total distributions declared to shareholders	$(0.26)		$(0.38)	$(0.35)	$(0.32)	$(0.33)	$(0.36)
Net increase from repurchase of capital shares	$—		$0.04	$0.01	$0.02	$0.03	$0.03
Net asset value, end of period	$7.17		$7.35	$7.28	$7.27	$7.43	$7.44
Per share market value, end of period	$6.98		$6.59	$6.60	$6.39	$6.55	$6.71
Total return at market value (%)	10.01	(n)	5.73	9.06	2.36	2.49	4.38
Total return at net asset value (%)	1.32	(n)	6.91	5.74	2.67	4.86	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.89	0.80	0.83	0.81	0.79
Expenses after expense reductions (f)	0.80	(a)	0.89	0.80	0.83	0.81	N/A
Net investment income	4.51	(a)	4.33	4.29	4.20	4.12	3.41
Portfolio turnover	14		28	26	68	71	108
Net assets at end of period (000 Omitted)	$229,902		$235,654	$373,505	$378,714	$399,061	$414,095
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Government Markets Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for

Notes to Financial Statements (unaudited) – continued

the time period interpolated from rates reported by an independent pricing service for proximate time periods. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$—	$229,502,906	$—	$229,502,906
Other Financial Instruments	$(54,428)	$136	$—	$(54,292)

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s

Notes to Financial Statements (unaudited) – continued

original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Futures Contracts – The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of

Notes to Financial Statements (unaudited) – continued

the fund’s portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date. Although the unit price has been established, the principal value has not been finalized. However, the principal amount of the commitments will not fluctuate more than 0.01%. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and

Notes to Financial Statements (unaudited) – continued

involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. The fund seeks to pay monthly distributions based on an annual rate of 7.25% of the fund’s average monthly net asset value. As a result, distributions may exceed actual earnings which may result in a tax return of capital or, to the extent the fund has long-term gains, may be recharacterized as ordinary income. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Notes to Financial Statements (unaudited) – continued

Book/tax differences primarily relate to expiration of capital loss carryforwards, amortization and accretion of debt securities, straddle loss deferrals, and foreign currency transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

11/30/07
Ordinary income (including any short-term capital gains)	$18,505,397
Tax return of capital (b)	1,244,254
Total distributions	$19,749,651

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$231,540,918
Gross appreciation	1,779,131
Gross depreciation	(3,817,143)
Net unrealized appreciation (depreciation)	$(2,038,012)

As of 11/30/07
Capital loss carryforwards	(16,601,814)
Other temporary differences	(453,058)
Net unrealized appreciation (depreciation)	1,057,904

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/08	$(5,988,179)
11/30/12	(3,637,025)
11/30/14	(1,612,467)
11/30/15	(5,364,143)
Total	$(16,601,814)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 5.33% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement

Notes to Financial Statements (unaudited) – continued

of Operations. MFS has agreed to reduce its management fee to the lesser of the contractual management fee as set forth above or 0.85% of the average daily net assets. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.62% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed 0.80% annually of the fund’s average daily net assets. This written agreement will continue through November 30, 2008 unless changed or rescinded by the fund’s Board of Trustees. For the six months ended May 31, 2008, this reduction amounted to $137,002 and is reflected as a reduction of total expenses in the Statement of Operations.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2008, these fees paid to MFSC amounted to $23,205. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2008, the fund did not incur any of these costs.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0171% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC. The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,947. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $455. Both amounts are included in independent trustees’ compensation for the six months

Notes to Financial Statements (unaudited) – continued

ended May 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $158,690 at May 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $11,338 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $1,004 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $577, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$22,851,061	$28,717,100
Investments (non-U.S. Government securities)	$9,683,576	$9,324,120

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The fund repurchased 19,249,709 common shares pursuant to an issuer tender offer commenced on October 17, 2007, at $7.12 per share, for an aggregate purchase price of $137,057,928. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. During the six months ended May 31, 2008 and the year ended November 30, 2007, the fund did not repurchase any shares.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $746 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of MFS Government Markets Income Trust:

We have reviewed the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Government Markets Income Trust (the “Trust”), as of May 31, 2008, and the related statement of operations, statement of changes in net assets, and financial highlights for the six-month period ended May 31, 2008. These interim financial statements and financial highlights are the responsibility of the Trust’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights referred to above for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2007, and financial highlights for each of the five years in the period ended November 30, 2007, and in our report dated January 17, 2008, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

DELOITTE & TOUCHE LLP

July 18, 2008

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Products and Performance” and then “Closed-End Funds” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION AND NUMBER OF SHAREHOLDERS

Investor Information

Transfer Agent, Registrar and Dividend Disbursing Agent

Call	1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time

Write to:	Computershare Trust Company, N.A. P.O. Box 43078 Providence, RI 02940-3078

Number of Shareholders

As of May 31, 2008, our records indicate that there are 3,966 registered shareholders and approximately 13,581 shareholders owning trust shares in “street” name, such as through brokers, banks, and other financial intermediaries.

If you are a “street” name shareholder and wish to directly receive our reports, which contain important information about the trust, please write or call:

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

1-800-637-2304

500 Boylston Street, Boston, MA 02116

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Government Markets Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/1/07 – 12/31/07	0	N/A	0	5,133,256
1/1/08 – 1/31/08	0	N/A	0	5,133,256
2/1/08 – 2/29/08	0	N/A	0	5,133,256
3/1/08 – 3/31/08	0	N/A	0	3,208,285
4/1/08 – 4/30/08	0	N/A	0	3,208,285
5/1/08 – 5/31/08	0	N/A	0	3,208,285
Total	0	N/A	0

Note: The Board of Trustees approves procedures to repurchase Fund shares annually. The notification to shareholders of the program is included in the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the Securities Exchange Act of 1934 and limit the aggregate number of Fund shares that may be repurchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of Fund shares available for repurchase for the March 1, 2008 plan year is 3,208,285.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MFS GOVERNMENT MARKETS INCOME TRUST

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.